Stock Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 301	$ 287	$ 230
Stock Plans (Textuals) [Abstract]
Total income tax benefit recognized in the income statement for stock-based compensation arrangements	105	100	81
Restricted Stock Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	176	163	135
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	259
Weighted-average remaining vesting period	1.6
Stock Option [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	40	58	55
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	39
Weighted-average remaining vesting period	1.6
Liability Based Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	83	64	38
Performance And Market Based Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 2	$ 2	$ 2